Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 2,251	$ 3,350
Long Term Debt Excluding Consolidated Securitization Entities	790	791
Surplus Notes [Member]
Debt Instrument [Line Items]
Interest Rate	8.60%
Debt Instrument Maturity	Apr. 08, 2038
Long-term Debt	750	750
Unaffiliated Debt [Member]
Debt Instrument [Line Items]
Interest Rate	7.03%
Debt Instrument Maturity	Nov. 30, 2030
Long-term Debt	$ 40	$ 41